Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 6,235	$ 7,365
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	4,562	4,144
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	1,627	3,221
Capitalized to property and equipment
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 46	$ 0